Partners' Capital	12 Months Ended
Dec. 31, 2012
Equity [Abstract]
Partners' Capital
Partners’ Capital
Our capital accounts are comprised of a 2.0% general partner interest and 98.0% limited partner interests. Our limited partners have limited rights of ownership as provided in our partnership agreement and, as discussed below, the right to participate in our distributions. Our general partner manages our operations and participates in our distributions, including certain incentive distributions that may be made pursuant to the incentive distribution rights that are nonvoting limited partner interests held by our general partner.
On August 1, 2011, we closed our initial public offering (the “IPO”) of our 3,750,000 common units at an offering price of $21 per unit. After deducting underwriting discounts and commissions of $4.9 million paid to the underwriters, offering expenses of $4.2 million and a structuring fee of $0.6 million, the net proceeds from our initial public offering were $69.1 million. We used all of the net offering proceeds from our initial public offering for the uses described in the Prospectus.
Immediately prior to the closing of our IPO the following recapitalization transactions occurred:

•
each common unit held by AIM Midstream Holdings reverse split into 0.485 common units, resulting in the ownership by AIM Midstream Holdings of an aggregate of 5,327,205 common units, representing an aggregate 97.1% limited partner interest in us;

•	the common units held by AIM Midstream Holdings then converted into 801,139 common units and 4,526,066 subordinated units;

•
each general partner unit held by our general partner reverse split into 0.485 general partner units, resulting in the ownership by our general partner of an aggregate of 108,718 general partner units, representing a 2.0% general partner interest in us;

•
each common unit held by participants in our general partner’s long term incentive plan (the “LTIP”), reverse split into 0.485 common units, resulting in their ownership of an aggregate of 50,946 common units, representing an aggregate 0.9% limited partner interest in us; and

•	each outstanding phantom unit granted to participants in our LTIP reverse split into 0.485 phantom units, resulting in their holding an aggregate of 209,824 phantom units.

In connection with the closing of our IPO and immediately following the recapitalization transactions, the following transactions also occurred:

•	AIM Midstream Holdings contributed 76,019 common units to our general partner as a capital contribution, and;

•
our general partner contributed to us the common units contributed to it by AIM Midstream Holdings in exchange for 76,019 general partner units in order to maintain its 2.0% general partner interest in us.

The principal difference between our common units and subordinated units is that in any quarter during the subordination period, holders of the subordinated units are not entitled to receive any distribution of available cash until the common units have received the minimum quarterly distribution.
The subordination period generally will end and all of the subordinated units will convert into an equal number of common units if we have earned and paid at least $1.65 on each outstanding common and subordinated unit and the corresponding distribution on our general partner’s 2.0% interest for each of three consecutive, non-overlapping four-quarter periods ending on or after September 30, 2014.
The subordination period will automatically terminate and all of the subordinated units will convert into an equal number of common units if we have earned and paid at least $2.475 (150% of the annualized minimum quarterly distribution) on each outstanding common and subordinated unit and the corresponding distributions on our general partner’s 2.0% interest and incentive distribution rights for any four consecutive quarter period ending on or after September 30, 2012; provided that we have paid at least the minimum quarterly distribution from operating surplus on each outstanding common unit and subordinated unit and the corresponding distribution on our general partner’s 2.0% interest for each quarter in that four-quarter period.
ArcLight Transactions
On April 15, 2013, the Partnership, our general partner and AIM Midstream Holdings, LLC, entered in the ArcLight Transactions with High Point, pursuant to which High Point (i) acquired 90% of our general partner and all of our subordinated units from AIM Midstream Holdings and (ii) contributed certain midstream assets and $15.0 million in cash to us in exchange for 5,142,857 Series A Preferred Units issued by the Partnership.  As a result of these transactions, which were also consummated on April 15, 2013, High Point acquired both control of our general partner and a majority of our outstanding limited partnership interests.  See Note 23 "Subsequent Events" for further information.
General Partner Interest and Incentive Distribution Rights
Our partnership agreement provides that our general partner initially will be entitled to 2.0% of all distributions that we make prior to our liquidation. Our general partner has the right, but not the obligation, to contribute a proportionate amount of capital to us in order to maintain its 2.0% general partner interest if we issue additional units. Our general partner’s 2.0% interest, and the percentage of our cash distributions to which it is entitled from such 2.0% interest, will be proportionately reduced if we issue additional units in the future and our general partner does not contribute a proportionate amount of capital to us in order to maintain its 2.0% general partner interest. Our partnership agreement does not require that our general partner fund its capital contribution with cash. It may instead fund its capital contribution by the contribution to us of common units or other property.
Incentive distribution rights represent the right to receive an increasing percentage (13.0%, 23.0% and 48.0%) of quarterly distributions of available cash from operating surplus after the minimum quarterly distribution and the target distribution levels have been achieved. Our general partner currently holds the incentive distribution rights, but may transfer these rights separately from its general partner interest, subject to restrictions in our partnership agreement.
The following discussion assumes that our general partner maintains its 2.0% general partner interest, that there are no arrearages on common units and that our general partner continues to own the incentive distribution rights.
If for any quarter:

•	we have distributed available cash from operating surplus to the common and subordinated unitholders in an amount equal to the minimum quarterly distribution; and

•	we have distributed available cash from operating surplus on outstanding common units in an amount necessary to eliminate any cumulative arrearages in payment of the minimum quarterly distribution;
then, we will distribute any additional available cash from operating surplus for that quarter among the unitholders and our general partner in the following manner:

•	first, 98.0% to all unitholders, pro rata, and 2.0% to our general partner, until each unitholder receives a total of $0.47438 per unit for that quarter (the “first target distribution”);

•	second, 85.0% to all unitholders, pro rata, and 15.0% to our general partner, until each unitholder receives a total of $0.51563 per unit for that quarter (the “second target distribution”);

•	third, 75.0% to all unitholders, pro rata, and 25.0% to our general partner, until each unitholder receives a total of $0.61875 per unit for that quarter (the “third target distribution”); and

•	thereafter, 50.0% to all unitholders, pro rata, and 50.0% to our general partner.
Distributions
We made distributions of $16.1 million, $9.8 million and $11.8 million for years ended December 31, 2012, 2011 and 2010, respectively. We have neither adopted a policy nor were we required to make minimum distributions during the periods presented in these financial statements.
In addition to the distributions described above, in August 2011 we made a special distribution of $33.7 million to AIM Midstream Holdings, participants in our LTIP holding common units and our general partner as described in the December 31, 2011 Annual Report.
The number of units outstanding was as follows:

	December 31,
	2012	2011	2010
	(in thousands)
Limited partner common units	4,639	4,561	5,363
Limited partner subordinated units	4,526	4,526	—
General partner units	185	185	109

The outstanding units noted above reflect the retroactive treatment of the reverse unit split resulting from the recapitalization described above.